Investment Securities - Schedule of Investments in Listed Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 4,598,485	¥ 4,586,811
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,659,168	3,722,813
TOYOTA MOTOR CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		432,660	335,460
DAIKIN INDUSTRIES, LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		201,690	200,880
Ares Management Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		167,592	75,247
KUBOTA CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		82,922	90,717
Kotak Mahindra Bank Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		93,193	86,823
MITSUI & CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		85,420	59,085
ESR Cayman Limited [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	[1]	78,076
FUJIFILM Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		70,355	68,852
ITOCHU Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		60,227	52,132
NIDEC CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		59,122	81,483
SG HOLDINGS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		58,262	63,932
Seven & i Holdings Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		57,162	43,887
Murata Manufacturing Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		55,412	60,361
DAIWA HOUSE INDUSTRY CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		51,591	52,236
East Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		48,668	53,658
Sumitomo Realty & Development Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		46,640	53,755
DAIICHI SANKYO COMPANY, LIMITED [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		45,885	66,258
BRIDGESTONE CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		42,822	40,275
Jefferies Financial Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		42,222
Central Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		41,554	43,076
Asahi Group Holdings, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		35,813	37,451
Shionogi & Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		34,603	27,351
Mitsui Fudosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		34,015	32,632
GMO Payment Gateway, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		31,470	36,723
DAIFUKU CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		31,384	44,232
Mitsui O.S.K. Lines, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		30,780
NIPPON STEEL CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		28,415	24,691
SHIMANO INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		28,155	26,375
Japan Exchange Group, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		28,095	39,257
MINEBEA MITSUMI Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		27,542	28,923
KOITO MANUFACTURING CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		27,077	40,385
ASAHI KASEI CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		26,993	32,379
TAISHO PHARMACEUTICAL HOLDINGS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		22,885	28,767
Makita Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		22,825	27,523
West Japan Railway Company [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		22,808	39,264
TOYOTA TSUSHO CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		21,503	19,739
Oji Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		19,223	22,675
Stanley Electric Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		18,633	26,507
Sumitomo Metal Mining Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		18,491	18,281
OMRON Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		17,991	18,924
Idemitsu Kosan Co., Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		17,357	14,678
ASICS Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		16,174
BANDAI NAMCO Holdings Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		15,514
TORAY INDUSTRIES, INC. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		15,345	17,116
Block, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		15,071
Tokyo Electric Power Company Holdings, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		14,479
Sekisui House, Ltd. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		14,294	17,727
Chubu Electric Power Company, Incorporated [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		14,155	15,971
IBIDEN CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,966
CME Group Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		13,738
NIPPON PAINT HOLDINGS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			79,747
KOMATSU LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			30,332
Square, Inc. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			22,822
TOHO GAS CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			22,568
OLYMPUS CORPORATION [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			22,217
Sanwa Holdings Corporation [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			15,994
BROTHER INDUSTRIES, LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			14,838
TOYODA GOSEI CO., LTD. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			14,684
KAJIMA CORPORATION. [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income			14,349
Others [member] | Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 1,158,899	¥ 1,319,574

[1]	ESR Cayman Limited changed its trade name to ESR Group Limited on June 21, 2022.